Segment Disclosures Recon from Segment to Consolidated - Assets and Investments (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	$ 46,835	$ 49,020
Equity-method investments	6,701	7,336
Operating Segments [Member] | Williams Partners [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	46,265	47,870
Equity-method investments	6,701	7,336
Operating Segments [Member] | Other [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	685	1,351
Equity-method investments	0	0
Intersegment Eliminations [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	(115)	(201)
Equity-method investments	$ 0	$ 0